Accumulated Other Comprehensive (Loss) Income (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated net translation adjustment	$ 42.7	$ 46.9
Net unrealized gain on available-for-sale securities	3.8	28.7
Net unrecognized actuarial loss, prior service credit, and transition obligation (net of $24.0 and $13.5 tax in 2011 and 2010, respectively)	(48.3)	(32.3)
Net actuarial loss, prior service credit, and transition obligation, tax	24.0	13.5
Unrealized and realized loss on mark to market for cash flow hedges	(2.1)	(9.2)
Total accumulated other comprehensive (loss) income	$ (3.9)	$ 34.1